Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Estimated Use Full Life of Asset	For assets available for use, depreciation is computed using the straight-line method over the estimated useful life of the assets, as described below:
Land	n/a
Production facilities	20 years
Equipment	2 to 10 years
Right-of-use assets	Lease term
Construction in progress	n/a

Summary of Right-of-use Assets Increase Lease Obligations

The cumulative effect of initial application of the standard was to recognize a $1.3 million increase to right-of-use assets ("Lease assets"), and a $1.3 million increase to lease obligations. The impact on transition is summarized below:

January 1, 2019
Lease assets	1,333
Lease obligations	1,333

On transition to IFRS 16, a reconciliation of the lease assets and lease obligations recognized by the Company is as follows:

Lease assets	January 1, 2019
Net book value of lease assets recognized at December 31, 2018	227
Discounted using the implicit rate at January 1, 2019	212
Add: Lease assets recognized at January 1, 2019	1,121
Lease assets recognized at January 1, 2019	1,333

Lease obligations	January 1, 2019
Operating lease commitment at December 31, 2018	1,144
Discounted using the implicit rate at January 1, 2019	1,121
Add: Finance lease liabilities recognized at January 1, 2019	212
Lease obligations recognized at January 1, 2019	1,333